Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company wishes to provide a correction to the terms of the Lock-up agreement, to specify that the Lock-up period agreed upon by the Company and the subscribers was extended to 36 months and was augmented by a vesting provision, which specified that the shares are to vest annually over a 36-month period in equal instalments.
Document Period End Date	Dec. 30, 2021
Entity File Number	000-55600
Entity Registrant Name	NEVADA CANYON GOLD CORP.
Entity Central Index Key	0001605481
Entity Tax Identification Number	46-5152859
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	316 California Ave.
Entity Address, Address Line Two	Suite 543
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89509
City Area Code	888
Local Phone Number	909-5548
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	NGLD